SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of assets measured at fair value on a non-recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 358,022		¥ 1,185,311		$ 52,731
Property and equipment, loss	846,766	$ 124,715	46,213	¥ 50,614
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	93,635		124,993	103,399
Property and equipment, loss	313,354		46,213	50,614
Apartment rental agreements	134,452
Trademarks	86,900
Apartment rental agreements loss	425,341
Trademarks, loss	108,071
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	93,635		¥ 124,993	¥ 103,399
Apartment rental agreements	134,452
Trademarks	¥ 86,900